UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-01048

Mairs and Power Balanced Fund, Inc.
(Exact name of registrant as specified in charter)

332 Minnesota Street, Suite W1520, St. Paul, MN		55101
(Address of principal executive offices)		(Zip code)

William B. Frels, President, 332 Minnesota Street, Suite W1520, St. Paul, MN 55101
(Name and address of agent for service)

Registrant's telephone number, including area code:		651-222-8478

Date of fiscal year end:	12/31/06

Date of reporting period:	09/30/06

Item 1. Schedule of Investments.

Par Value	Security Description			Market Value
	FIXED INCOME SECURITIES 35.0%

	FEDERAL AGENCY OBLIGATIONS 22.5%
$500,000	Federal Farm Credit Bank	5.45%	06/22/15	$493,176
500,000	Federal Farm Credit Bank	6.05%	04/18/16	501,780
500,000	Federal Home Loan Bank	6.00%	07/20/09	500,178
500,000	Federal Home Loan Bank	5.00%	03/28/11	493,814
250,000	Federal Home Loan Bank	5.00%	12/20/11	246,282
500,000	Federal Home Loan Bank	6.00%	05/10/12	500,325
500,000	Federal Home Loan Bank	6.25%	06/28/13	500,595
500,000	Federal Home Loan Bank	6.35%	08/15/13	501,240
250,000	Federal Home Loan Bank	5.44%	12/23/14	246,773
500,000	Federal Home Loan Bank	5.25%	02/17/15	490,676
500,000	Federal Home Loan Bank	5.55%	05/04/15	494,589
500,000	Federal Home Loan Bank	5.60%	08/24/15	494,872
500,000	Federal Home Loan Bank	6.00%	11/16/15	498,475
500,000	Federal Home Loan Bank	6.00%	11/17/15	496,967
500,000	Federal Home Loan Bank	6.10%	03/08/16	498,284
500,000	Federal Home Loan Bank	6.25%	04/25/16	500,533
500,000	Federal Home Loan Bank	5.55%	02/15/18	490,710
300,000	Federal Home Loan Bank	5.70%	02/20/18	295,808
500,000	Federal Home Loan Bank	5.70%	03/23/18	492,885
250,000	Federal Home Loan Bank	5.65%	08/13/18	245,726
500,000	Federal Home Loan Bank	6.00%	07/26/19	495,076
250,000	Federal Home Loan Bank	6.25%	12/29/20	248,392
500,000	Federal Home Loan Bank	5.75%	03/23/22	487,312
500,000	Federal Home Loan Bank	6.00%	08/25/22	492,031
500,000	Federal Home Loan Bank	6.00%	09/01/22	492,005
500,000	Federal Home Loan Mortgage Corp.	6.00%	08/23/13	501,267
500,000	Federal Home Loan Mortgage Corp.	6.00%	04/10/14	499,978
500,000	Federal Home Loan Mortgage Corp.	6.00%	04/04/16	499,505
500,000	Federal Home Loan Mortgage Corp.	6.00%	10/13/20	492,957
500,000	Federal Home Loan Mortgage Corp.	6.00%	10/26/20	490,060
250,000	Federal Home Loan Mortgage Corp.	5.75%	11/15/21	245,184
250,000	Federal Home Loan Mortgage Corp.	6.00%	12/30/22	246,045
500,000	Federal National Mortgage Association	6.00%	09/25/14	500,752
500,000	Federal National Mortgage Association	5.55%	06/08/15	495,090
500,000	Federal National Mortgage Association	5.55%	06/29/15	495,055
500,000	Federal National Mortgage Association	6.00%	02/02/16	498,425
500,000	Federal National Mortgage Association	5.40%	02/23/17	489,914
500,000	Federal National Mortgage Association	5.60%	03/28/17	492,069

Par Value	Security Description			Market Value
	FIXED INCOME SECURITIES (continued)

	FEDERAL AGENCY OBLIGATIONS (continued)
$250,000	Federal National Mortgage Association	5.50%	04/08/19	$243,890
250,000	Federal National Mortgage Association	5.52%	04/12/19	244,059
250,000	Federal National Mortgage Association	6.00%	05/03/19	248,235
250,000	Federal National Mortgage Association	6.00%	05/24/19	247,900
500,000	Federal National Mortgage Association (f)	5.00%	07/26/19	491,172
250,000	Federal National Mortgage Association	5.63%	08/05/19	244,933
500,000	Federal National Mortgage Association (f)	5.50%	02/10/20	490,847
500,000	Federal National Mortgage Association (f)	5.50%	02/27/20	491,190
500,000	Federal National Mortgage Association	5.50%	02/28/20	486,665
500,000	Federal National Mortgage Association	5.65%	03/09/20	489,304
500,000	Federal National Mortgage Association	5.75%	03/09/20	491,020
500,000	Federal National Mortgage Association	5.75%	03/16/20	490,579
1,000,000	Federal National Mortgage Association	6.00%	04/06/20	994,514
500,000	Federal National Mortgage Association	6.00%	04/28/20	494,697
500,000	Federal National Mortgage Association	6.00%	05/19/20	494,679
500,000	Federal National Mortgage Association	5.81%	06/30/20	491,535
1,000,000	Federal National Mortgage Association	5.75%	07/07/20	980,269
500,000	Federal National Mortgage Association	6.00%	08/10/20	493,930
500,000	Federal National Mortgage Association	6.00%	08/18/20	493,911
500,000	Federal National Mortgage Association	6.00%	08/25/20	491,110
500,000	Federal National Mortgage Association	6.00%	10/13/20	492,056
500,000	Federal National Mortgage Association	6.25%	02/23/21	496,761
400,000	Federal National Mortgage Association	6.00%	08/16/22	393,297
500,000	Federal National Mortgage Association	6.00%	03/21/25	490,728
500,000	Federal National Mortgage Association	6.00%	04/04/25	490,286
500,000	Federal National Mortgage Association	6.00%	06/02/25	490,586
500,000	Federal National Mortgage Association	6.00%	07/11/25	490,543
500,000	Federal National Mortgage Association	6.00%	10/06/25	487,946
				30,571,447
	CORPORATE BONDS 11.0%
	FINANCIAL 5.4%
250,000	Stilwell Financial Inc.	7.00%	11/01/06	250,128
250,000	Ford Motor Credit Co.	6.50%	01/25/07	249,829
250,000	Bankers Trust NY Corp.	6.70%	10/01/07	252,963
248,000	Ford Motor Credit Co.	7.375%	10/28/09	241,007
250,000	General Motors Acceptance Corp.	7.75%	01/19/10	256,161
250,000	General Motors Acceptance Corp.	7.25%	03/02/11	251,429
250,000	Ford Motor Credit Co.	5.30%	04/20/11	210,432

Par Value	Security Description			Market Value
	FIXED INCOME SECURITIES (continued)

	CORPORATE BONDS (continued)
	FINANCIAL (continued)
$250,000	Household Finance Corp.	6.375%	10/15/11	$261,308
200,000	Ford Motor Credit Co.	7.00%	11/26/11	178,813
250,000	General Motors Acceptance Corp.	7.00%	02/01/12	249,176
250,000	Goldman Sachs Group (a)	8.00%	03/01/13	281,587
250,000	Allstate Corp.	7.50%	06/15/13	278,860
500,000	Harleysville Group	5.75%	07/15/13	487,998
500,000	General Motors Acceptance Corp.	6.75%	12/01/14	488,128
250,000	Security Benefit Life Insurance Co. (a)	8.75%	05/15/16	294,372
250,000	General Motors Acceptance Corp.	7.25%	09/15/17	234,804
250,000	Lincoln National Corp.	7.00%	03/15/18	274,749
500,000	General Electric Capital Corp.	6.35%	05/12/18	510,922
500,000	Provident Cos.	7.00%	07/15/18	514,357
250,000	Berkley (WR) Corp.	6.15%	08/15/19	250,002
250,000	Household Finance Corp.	5.25%	06/15/23	227,999
250,000	Liberty Mutual Insurance Co. (a)	8.50%	05/15/25	295,947
250,000	Provident Cos.	7.25%	03/15/28	255,864
500,000	Farmers Exchange Capital (a)	7.05%	07/15/28	512,472
				7,309,307
	INDUSTRIAL 4.3%
250,000	Goodyear Tire & Rubber Co.	6.625%	12/01/06	250,083
250,000	Sherwin-Williams Co.	6.85%	02/01/07	250,830
250,000	Goodyear Tire & Rubber Co.	8.50%	03/15/07	251,913
350,000	Corning Inc.	6.30%	03/01/09	357,244
500,000	SUPERVALU Inc.	7.875%	08/01/09	518,234
250,000	DaimlerChrysler NA Holding Corp.	7.75%	01/18/11	267,853
250,000	Hertz Corp.	7.40%	03/01/11	240,625
250,000	General Foods Corp.	7.00%	06/15/11	250,225
250,000	Goodyear Tire & Rubber Co.	7.857%	08/15/11	243,125
200,000	Ford Motor Co.	9.50%	09/15/11	194,000
250,000	Bombardier Inc. (a)(e)	6.75%	05/01/12	238,125
250,000	General Motors Corp.	7.125%	07/15/13	219,687
250,000	Willamette Industries	7.125%	07/22/13	270,326
250,000	Maytag Corp.	5.00%	05/15/15	236,088
250,000	Servicemaster Co.	7.10%	03/01/18	267,553
250,000	DaimlerChrysler NA Holding Corp.	5.65%	06/15/18	230,338
350,000	PPG Industries	7.40%	08/15/19	399,682
500,000	Wyeth	6.45%	02/01/24	531,781

Par Value	Security Description			Market Value
	FIXED INCOME SECURITIES (continued)

	CORPORATE BONDS (continued)
	INDUSTRIAL (continued)
$500,000	Toro Co.	7.80%	06/15/27	$568,970
				5,786,682
	UTILITIES 1.3%
250,000	Monongahela Power Co., Inc.	5.00%	10/01/06	250,000
250,000	Xcel Energy Inc.	7.00%	12/01/10	264,992
250,000	TECO Energy, Inc.	7.00%	05/01/12	258,750
250,000	Verizon Global Funding Corp.	6.875%	06/15/12	267,057
250,000	Vectren Utility Holdings, Inc.	5.75%	08/01/18	244,055
250,000	South Jersey Gas Co.	7.125%	10/22/18	273,546
250,000	United Utilities PLC(e)	5.375%	02/01/19	238,324
				1,796,724
	TOTAL CORPORATE BONDS			14,892,713

	ASSET-BACKED SECURITIES 1.1%
	EQUIPMENT LEASES 1.1%
250,000	Continental Airlines	6.32%	11/01/08	251,801
117,353	Delta Air Lines (d)	7.379%	05/18/10	117,494
450,000	Northwest Airlines (d)	6.841%	04/01/11	446,062
250,000	Delta Air Lines (d)	7.111%	09/18/11	250,300
250,000	American Airlines Inc.	7.858%	10/01/11	268,750
204,746	General American Transportation	7.50%	02/28/15	200,242
				1,534,649
	CONVERTIBLE CORPORATE BONDS 0.2%
	UTILITIES 0.2%
251,300	Noram Energy	6.00%	03/15/12	248,787

Number
of Shares
	NON-CONVERTIBLE PREFERRED STOCK 0.2%
	FINANCIAL 0.2%
10,000	St. Paul Capital Trust I	7.60%	254,300

	TOTAL FIXED INCOME SECURITIES (cost $47,148,001)		$47,501,896

Number of
Shares	Security Description	Market Value
	COMMON STOCKS 62.4%

	BASIC INDUSTRIES 6.5%
65,000	Bemis Co., Inc.	$2,135,900
145,000	H. B. Fuller Co.	3,398,800
125,000	The Valspar Corp.	3,325,000
		8,859,700
	CAPITAL GOODS 5.6%
76,000	Graco Inc.	2,968,560
20,000	Ingersoll-Rand Co. Ltd. (e)	759,600
50,000	MTS Systems Corp.	1,617,000
88,000	Pentair, Inc.	2,304,720
		7,649,880
	CONSUMER CYCLICAL 3.3%
65,000	Briggs and Stratton Corp.	1,790,750
15,000	Genuine Parts Co.	646,950
51,000	Home Depot, Inc.	1,849,770
30,000	Sturm, Ruger & Co., Inc. (b)	232,200
		4,519,670
	CONSUMER STAPLE 5.4%
37,000	General Mills, Inc.	2,094,200
12,000	The Hershey Co.	641,400
60,000	Hormel Foods Corp.	2,158,800
25,000	Kimberly-Clark Corp.	1,634,000
25,000	SUPERVALU Inc.	741,250
		7,269,650
	DIVERSIFIED 4.8%
60,000	General Electric Co.	2,118,000
59,000	3M Co.	4,390,780
		6,508,780
	ENERGY 6.9%
25,000	BP p.l.c. ADR (c) (e)	1,639,500
40,000	ConocoPhilips	2,381,200
26,000	Exxon Mobil Corp.	1,744,600
24,000	Murphy Oil Corp.	1,141,200
40,000	Schlumberger, Ltd. (e)	2,481,200
		9,387,700

Number of
Shares	Security Description	Market Value
	COMMON STOCKS (continued)

	FINANCIAL 12.9%
15,000	American Express Co.	$841,200
30,000	Associated Banc-Corp.	975,000
20,000	Bank of America Corp.	1,071,400
45,000	JPMorgan Chase & Co., Inc.	2,113,200
20,000	Lincoln National Corp.	1,241,600
31,000	Merrill Lynch & Co., Inc.	2,424,820
38,000	The St. Paul Travelers Companies, Inc.	1,781,820
50,000	TCF Financial Corp.	1,314,500
55,000	U.S. Bancorp	1,827,100
106,000	Wells Fargo & Co.	3,835,080
		17,425,720
	HEALTH CARE 8.3%
50,000	Baxter International Inc.	2,273,000
50,000	Bristol-Myers Squibb Co.	1,246,000
29,000	Eli Lilly & Co.	1,653,000
26,000	Johnson & Johnson	1,688,440
90,000	Pfizer Inc.	2,552,400
35,000	Wyeth	1,779,400
		11,192,240
	TECHNOLOGY 7.1%
70,000	Corning Inc. (b)	1,708,700
10,000	eFunds Corp. (b)	241,800
49,000	Emerson Electric Co.	4,109,140
57,000	Honeywell International Inc.	2,331,300
15,000	International Business Machines Corp.	1,229,100
		9,620,040
	UTILITIES 1.6%
35,000	Verizon Communications Inc.	1,299,550
40,000	Xcel Energy Inc.	826,000
		2,125,550

	TOTAL COMMON STOCKS (cost $51,140,739)	$84,558,930

	SHORT-TERM INVESTMENTS 2.0%

2,742,568	First American Prime Obligations Fund, Class Z (cost $2,742,568)	$2,742,568

	TOTAL INVESTMENTS 99.4% (cost $101,031,308)	$134,803,394

	OTHER ASSETS AND LIABILITIES (NET) 0.6%	760,037

Number of
Shares	Security Description	Market Value

	TOTAL NET ASSETS 100%	$135,563,431

a)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Fund’s Board of Directors. As of September 30, 2006, these these securities represented 1.2% of total net assets.

b)	Non-income-producing
c)	American Depository Receipt
d)	Security is in default as of September 30, 2006.
e)	Foreign security denominated in U.S. dollars.
f)	Step Bonds – Securities for which the coupon rate of interest will adjust on specified future date(s). The rate disclosed represents the coupon rate in effect as of September 30, 2006.

See accompanying ‘Notes to Schedule of Investments’.

Notes to Schedule of Investments (unaudited)

Security Valuations

Security valuations for fund investments are furnished by independent pricing services that have been approved by the Board of Directors. Investments in equity securities that are traded on a national securities exchange are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the NASDAQ national market system, the Fund utilizes the NASDAQ Official Closing Price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely used quotation system. When market quotations are not readily available, or where the last quoted sale price is not considered representative of the value of the security if it were to be sold on that day, securities are valued at fair value as determined in good faith by the Fair Valuation Committee (the Committee) appointed by the Fund’s Board of Directors. Factors which may be considered by the Committee in determining the fair value of a security are fundamental analytical data relating to the security; the nature and duration of any restrictions on the disposition of the security; and the forces influencing the market in which the security is purchased or sold. As of September 30, 2006, no securities in the Fund were valued using this method.

Security Transactions

Security transactions are recorded on the date on which securities are purchased or sold.

Income taxes

At September 30, 2006, the cost of investments for federal income tax purposes was equal to the cost for financial reporting purposes. Net unrealized appreciation aggregated $33,772,086 of which $34,573,649 represented appreciated investment securities and $801,563 represented depreciated investment securities.

Item 2.                Controls and Procedures.

a)                                      The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time period specified by the SEC’s rules and forms.

b)                                     There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                Exhibits

(a)                                  Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940.

Attached as exhibits 3(a).1 and 3(a).2 to this form.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Mairs and Power Balanced Fund, Inc.

By (Signature and Title)

*	/s/William B. Frels
William B. Frels, President

Date	11/30/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*	/s/William B. Frels
William B. Frels, President
(principal executive officer)

Date	11/30/06

By (Signature and Title)

*	/s/Lisa J. Hartzell
Lisa J. Hartzell, Treasurer
(principal financial officer)

Date	11/30/06